CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 75,025	$ 61,158	$ 22,365
OTHER COMPREHENSIVE INCOME:
Change in foreign currency translation adjustment		(34)	(153)
Change in net unrealized gains of marketable securities, net of tax	232	86	(1)
T O T A L COMPREHENSIVE INCOME, net	75,257	61,210	22,211
Add: Comprehensive loss (income) attributable to non-controlling interests	5	(7)	1
T O T A L COMPREHENSIVE INCOME ATTRIBUTABLE TO INMODE LTD	$ 75,262	$ 61,203	$ 22,212